Notes to the interim condensed consolidated statement of financial position - Bonus share award plans (Details) € in Thousands		6 Months Ended
	Dec. 13, 2024 EquityInstruments	Jun. 30, 2025 EUR (€) EquityInstruments	Jun. 30, 2024 EUR (€)
Notes to the interim condensed consolidated statement of financial position
Capital increase | €		€ 8,009	€ 2,238
Bonus share award plans
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited		821,433
Issued		3,290,000
AGA 2023-1
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited		262,500
AGA 2024-1
Notes to the interim condensed consolidated statement of financial position
Issued		800,000
AGA 2024-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
AGA 2024-2
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited		541,433
Issued		800,000
AGA 2024-2 | Pierre Broqua
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
AGA 2024-3
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited		17,500
Issued	1,577,000	1,577,000
AGA 2024-4
Notes to the interim condensed consolidated statement of financial position
Issued	113,000	113,000